Long-Term Debt and Other Long-Term Liabilities - Additional Information (Details) - USD ($)					1 Months Ended	12 Months Ended
	Sep. 13, 2017	Apr. 17, 2017	Mar. 29, 2017	Jul. 23, 2015	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	May 01, 2017
Long-term debt
Amortization of deferred financing costs, discount and debt premium						$ 6,300,000	$ 3,500,000
Loss on early retirement of debt, net						(38,430,000)	(155,000)	$ (1,937,000)
Scheduled maturities of long-term debt in 2023						375,000,000
Scheduled maturities of long-term debt in 2024						956,800,000
Scheduled maturities of long-term debt in 2025						875,000,000
Property and equipment, net						1,502,817,000	612,342,000
Other long-term liabilities						$ 28,579,000	$ 7,287,000
Debt instrument interest rate terms						however, that in no event will LIBOR be less than zero or the base rate be less than 1.00% over the term of the New Term Loan Facility or the New Revolving Credit Facility.
Isle Acquisition
Long-term debt
Loss on early retirement of debt, net						$ (27,300,000)
Acquisition date		May 01, 2017
Lease and Management Agreements | Nemacolin Woodland Resort
Long-term debt
Property and equipment, net						4,200,000
Other long-term liabilities						4,500,000
Lease and Management Agreements | Quad-Cities Waterfront Convention Center
Long-term debt
Property and equipment, net						11,900,000
Other long-term liabilities						$ 12,500,000
6% Senior Notes
Long-term debt
Interest rate (as a percent)	6.00%	6.00%	6.00%			6.00%
Long-term debt, gross	$ 500,000,000		$ 375,000,000
Percentage of issue price of principal amount	105.50%
Loss on early retirement of debt, net					$ (11,100,000)	$ (38,400,000)
Senior notes, maturity date						Apr. 01, 2025
ESCROW CASH			$ 1,900,000
Debt instrument interest rate terms						The 6% Senior Notes will mature on April 1, 2025, with interest payable semi-annually in arrears on April 1 and October 1, commencing October 1, 2017.
6% Senior Notes | Prior to April 1, 2020
Long-term debt
Redemption price on notes redeemed (as a percent)			106.00%
Percentage of issue price of principal amount			101.00%
Percentage of repurchase			100.00%
6% Senior Notes | Minimum
Long-term debt
Notification period on or after April 1, 2020						30 days
6% Senior Notes | Maximum
Long-term debt
Notification period on or after April 1, 2020						60 days
6% Senior Notes | Maximum | Prior to April 1, 2020
Long-term debt
Redemption price (as a percent)			35.00%
Resorts Senior Secured Notes
Long-term debt
Amortization expense of deferred financing costs								$ 500,000
7% Senior Notes
Long-term debt
Interest rate (as a percent)				7.00%
Long-term debt, gross				$ 375,000,000
Senior notes, maturity date						Aug. 01, 2023
7% Senior Notes | Prior to August 1, 2018
Long-term debt
Redemption price on notes redeemed (as a percent)				107.00%
Percentage of issue price of principal amount				101.00%
Percentage of repurchase				100.00%
7% Senior Notes | Prior to April 1, 2020
Long-term debt
Redemption price (as a percent)						101.75%
7% Senior Notes | Maximum | Prior to August 1, 2018
Long-term debt
Redemption price (as a percent)				35.00%
Notes | Prior to August 1, 2018
Long-term debt
Redemption price on notes redeemed (as a percent)				100.00%
Notes | Prior to April 1, 2020
Long-term debt
Redemption price on notes redeemed (as a percent)			100.00%
New Revolving Credit Facility
Long-term debt
Repayment of credit facility	$ 78,000,000
Credit facility		$ 300,000,000
Commitment fee on unused portion of the credit facility						0.50%
Amount outstanding						$ 0
Available borrowing capacity						$ 291,600,000
Interest rate						4.00%
Credit facility maturity date						Apr. 17, 2022
Maximum required leverage ratio, year one						650.00%
Maximum required leverage ratio, year two						600.00%
Maximum required leverage ratio, after year two						550.00%
Minimum required interest coverage ratio, year one						200.00%
Minimum required interest coverage ratio, year two						250.00%
Minimum required interest coverage ratio, after year two						275.00%
New Revolving Credit Facility | Minimum | LIBOR
Long-term debt
Spread on variable rate (as a percent)						1.75%
New Revolving Credit Facility | Minimum | Base rate
Long-term debt
Spread on variable rate (as a percent)						0.75%
New Revolving Credit Facility | Maximum | LIBOR
Long-term debt
Spread on variable rate (as a percent)						2.50%
New Revolving Credit Facility | Maximum | Base rate
Long-term debt
Spread on variable rate (as a percent)						1.50%
New Term Loan
Long-term debt
Repayments of term loan plus accrued interest	444,500,000
ESCROW CASH		4,500,000
Credit facility		$ 1,450,000,000
Amount outstanding						$ 956,800,000
Interest rate						3.60%
Credit facility maturity date						Apr. 17, 2024
Credit facility quarterly principal payments						$ 3,600,000
Credit facility, payment terms						The Company was required to make quarterly principal payments in an amount equal to $3.6 million on the New Term Loan Facility on the last day of each fiscal quarter beginning on June 30, 2017 but satisfied this requirement as a result of the principal prepayment of $444.5 million on September 13, 2017 in conjunction with the issuance of the additional 6% Senior Notes.
Credit facility principal prepayment	444,500,000
New Term Loan | LIBOR
Long-term debt
Spread on variable rate (as a percent)						2.25%
New Term Loan | Base rate
Long-term debt
Spread on variable rate (as a percent)						1.25%
Credit Facility
Long-term debt
Loss on early retirement of debt, net						$ (27,300,000)
7% Senior Notes | Minimum
Long-term debt
Notification period on or after August 1, 2018						30 days
7% Senior Notes | Maximum
Long-term debt
Notification period on or after August 1, 2018						60 days
Prior Revolving Credit Facility
Long-term debt
Repayment of credit facility	78,000,000
Credit facility				$ 150,000,000
Term of debt				5 years
Commitment fee on unused portion of the credit facility						0.50%
Prior Revolving Credit Facility | Minimum | LIBOR
Long-term debt
Spread on variable rate (as a percent)						2.50%
Prior Revolving Credit Facility | Minimum | Base rate
Long-term debt
Spread on variable rate (as a percent)						1.50%
Prior Revolving Credit Facility | Maximum | LIBOR
Long-term debt
Spread on variable rate (as a percent)						3.25%
Prior Revolving Credit Facility | Maximum | Base rate
Long-term debt
Spread on variable rate (as a percent)						2.25%
Term Loan
Long-term debt
Repayments of term loan plus accrued interest	$ 444,500,000
Credit facility				$ 425,000,000
Term of debt				7 years
Term Loan | LIBOR
Long-term debt
Spread on variable rate (as a percent)						3.25%
Floor rate (as a percent)						1.00%
Term Loan | Base rate
Long-term debt
Spread on variable rate (as a percent)						2.25%
Letter of Credit
Long-term debt
Amount outstanding						$ 8,400,000
JP Morgan Chase Bank, N.A | 6% Senior Unsecured Notes
Long-term debt
Borrowing capacity									$ 375,000,000
Interest rate (as a percent)									6.00%
JP Morgan Chase Bank, N.A | Senior Secured Credit Facility
Long-term debt
Borrowing capacity									$ 1,750,000,000
JP Morgan Chase Bank, N.A | New Revolving Credit Facility
Long-term debt
Borrowing capacity									300,000,000
JP Morgan Chase Bank, N.A | New Term Loan
Long-term debt
Borrowing capacity									$ 1,450,000,000